Notes Receivable and Allowances for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans purchased from originating bank partner, principal balance	$ 3,500	$ 1,800
Commitment to purchase, amount originated before period end	$ 38
Notes receivable, net		912
Threshold period past due, writeoff	120 days
Threshold period past due	1 day
Sales of term loans	$ 543	323
Loans held for sale	0	$ 3
Small Business Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net	$ 1,500